Income tax	12 Months Ended
Dec. 31, 2025
Income tax
Income tax

27.Income tax

Singapore

Under the current Inland Revenue Authority of Singapore, the Company’s subsidiary incorporated in Singapore is subject to a statutory tax rate of 17% (2024: 17%).

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary incorporated in Hong Kong is subject to 16.5% income tax on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two— tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

Dubai

Under the current Dubai Ministry of Finance, the Company’s subsidiary incorporated in Dubai is subject to UAE corporate tax on their taxable income generated from operations in Dubai. As per Ministry of Finance, corporate rates are 0% for taxable income up to AED375,000 and 9% for taxable income above AED375,000.

27.Income tax (Continued)

PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiary, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Company’s PRC subsidiaries to the Company’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2025. No funds are available for distribution as of December 31, 2025.

Cayman Islands and British Virgin Islands

Under the current tax laws of Cayman Islands, Amber International and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by Amber International to its shareholders, no Cayman Islands withholding tax will be imposed.

Amber International’s subsidiaries incorporated in the British Virgin Islands are not subject to income or capital gains taxes, estate duty, inheritance tax or gift tax. In addition, payment of dividends to the shareholders of Amber International’s subsidiaries in the British Virgin Islands are not subject to withholding tax in the British Virgin Islands.

(a)	Composition of income tax credit

The current and deferred portions of income tax (expense)/credit included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2023	2024	2025
Current income tax expenses	—	—	(13)
Deferred tax credit	—	—	1,080
Income tax credit	—	—	1,067

27.Income tax (Continued)

Cayman Islands and British Virgin Islands (Continued)

(b)	Income tax reconciliation

The taxation on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the tax rate of 17% for the years ended December 31, 2023, 2024 and 2025, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	For the years ended December 31,
	2023	2024	2025
(Loss)/profit before income tax	(13,536)	(23,273)	3,598

Tax calculated at a tax rate of 17%	(2,301)	(3,956)	612
Effects of different tax rates applicable to different subsidiaries of the Group	—	158	892
Income not subject to tax	(1,544)	(36)	(1,292)
Non—deductible expenses	3,182	3,430	921
Over—provision in prior years	—	—	(87)
Temporary difference not recognized	663	404	(1,757)
Utilization of previously unrecognized tax losses	—	—	(356)
	—	—	(1,067)

(c)	Deferred tax assets and liabilities

The movements in deferred income tax assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	Tax loss	Total
At January 1, 2024, December 31, 2024 and January 1, 2025	—	—
Credited to consolidated income statements	7	7
At December 31, 2025	7	7

The Group only recognizes deferred tax assets if it is probable that future taxable income will be available to utilize. Management will continue to assess the recognition of deferred tax assets in future reporting periods. As of December 31, 2025, the amount of temporary differences arising from unused tax losses for which the Group has not recognized deferred tax assets is US$15,915 (2024: US$405) The cumulative tax losses as of December 31, 2025 amounting to US$1,884 (2024: US$nil) in mainland China will expire from one to five years, and the cumulative tax losses amounting to US$13,311 (2024: US$6,359) in Singapore, Hong Kong and Dubai generally can be carried forward indefinitely.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2020 to 2025 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2025.

27.Income tax (Continued)

Cayman Islands and British Virgin Islands (Continued)

(c)	Deferred tax assets and liabilities (Continued)

The movements in deferred income tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	Undistributed
	earnings	Others	Total
At January 1, 2024, December 31, 2024 and January 1, 2025	—	—	—
Business combination – merger transaction (Note 5.1)	1,050	27	1,077
Credited to consolidated income statements	(1,046)	(27)	(1,073)
Currency translation differences	(4)	—	(4)
At December 31, 2025	—	—	—